Variable Interest Entity (VIE) (Assets and Liabilities in Statutory Accounts of VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Amount due from related party	$ 49.1	$ 5.8
Assets, Current	447.8	383.4
Drilling unit	172.6	312.9
Assets, Noncurrent	3,240.8	3,315.9
Current portion of long-term debt	218.1	166.7
Total current liabilities	521.2	431.4
Long-term interest bearing debt	2,203.6	1,581.2
Non-current related party liability	322.7	700.0
Derivative instruments - payable	2,744.4	2,447.9
Total non-current liabilities	2,705.8	2,410.4
Accummulated Other Comprehensive loss	(58.6)	(39.4)
Accumulated (deficit)/earnings	(390.1)	113.9
Total shareholders’ equity	461.6	857.5	838.1	525.7
Total liabilities and shareholders’ equity	3,688.6	3,699.3
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Amount due from related party	14.3	0
Assets, Current	14.3	0
Drilling unit	574.5	0
Assets, Noncurrent	574.5	0
Total assets	588.8	0
Current portion of long-term debt	51.5	0
Total current liabilities	51.5	0
Long-term interest bearing debt	399.7	0
Non-current related party liability	125.0	195.0
Derivative instruments - payable	2.5	2.3
Total non-current liabilities	527.2	197.3
Accummulated Other Comprehensive loss	(2.3)	(2.3)
Accumulated (deficit)/earnings	12.4	0
Total shareholders’ equity	10.1	(2.3)
Total liabilities and shareholders’ equity	588.8	195.0
Book value of the unit in the Company’s consolidated accounts	$ 581.0	$ 162.0